Dividends	12 Months Ended
Mar. 31, 2017
Dividends

16. Dividends

The amount available for dividends under the Companies Act is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2017, MHFG’s capital stock, capital surplus and retained earnings were ¥2,256,275 million, ¥1,196,259 million and ¥1,839,725 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2017 was ¥1,200,517 million, of which ¥1,196,167 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for the legal reserve, the Companies Act and the Banking Act impose certain limitations on the amount available for dividends. Under the Companies Act, MHFG’s maximum amount available for dividends, at March 31, 2017, was ¥1,831,321 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Act and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum Common Equity Tier 1 capital ratio of 4.5% for capital adequacy purposes under the rules in Basel III. See Note 18 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

The following table shows dividends on preferred stock and common stock during the fiscal years ended March 31, 2015, 2016 and 2017:

2015	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	5,906
Common stock	7	170,231

Total		176,137

2016	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	3,572
Common stock	7.75	191,693

Total		195,265

2017	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock (Note)	10	989
Common stock	7.50	189,013

Total		190,002

Note:	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled. Consequently, the amount for the fiscal year does not include interim dividends.